Intangible Assets - Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Roll Forward]
Beginning balance			$ 2,279,720	$ 3,961,742
Additions			1,092	41,633
Measurement period adjustments				(16,303)
Dispositions			(825)	(1,103)
Transfer from IPR&D			0	0
Amortization			(226,425)	(182,819)
Impact of foreign exchange			135,603	(394,249)
Impairments			(685,287)	(1,129,181)
Ending balance	$ 1,503,878		1,503,878	2,279,720	$ 3,961,742
Acquired product rights and manufacturing processes
Intangible Assets [Roll Forward]
Beginning balance			2,084,594	3,478,386
Additions			0	37,084
Measurement period adjustments				130,102
Dispositions			(748)	0
Transfer from IPR&D			2,422	4,235
Amortization			(194,703)	(149,827)
Impact of foreign exchange			115,760	(344,675)
Impairments			(625,694)	(1,070,711)	0
Ending balance	1,381,631		1,381,631	2,084,594	3,478,386
Intellectual property
Intangible Assets [Roll Forward]
Beginning balance			27,825	29,465
Additions			0	0
Measurement period adjustments				0
Dispositions			0	0
Transfer from IPR&D			0	0
Amortization			(1,640)	(1,640)
Impact of foreign exchange			0	0
Impairments			0	0
Ending balance	26,185		26,185	27,825	29,465
Distribution contracts
Intangible Assets [Roll Forward]
Beginning balance			20,684	32,538
Additions			0	0
Measurement period adjustments				(970)
Dispositions			0	0
Transfer from IPR&D			0	0
Amortization			(5,718)	(6,034)
Impact of foreign exchange			1,717	(4,850)
Impairments			0	0
Ending balance	16,683		16,683	20,684	32,538
Supplier contracts
Intangible Assets [Roll Forward]
Beginning balance			85,187	124,691
Additions			0	0
Measurement period adjustments				5,251
Dispositions			0	0
Transfer from IPR&D			0	0
Amortization			(23,405)	(24,900)
Impact of foreign exchange			7,023	(19,855)
Impairments			0	0
Ending balance	68,805		68,805	85,187	124,691
IPR&D
Intangible Assets [Roll Forward]
Beginning balance			59,600	295,513
Additions			888	3,392
Measurement period adjustments				(150,686)
Dispositions			(37)	(1,103)
Transfer from IPR&D			(2,422)	(4,235)
Amortization			0	0
Impact of foreign exchange			10,833	(24,811)
Impairments	(28,011)	$ (31,582)	(59,593)	(58,470)	0
Ending balance	9,269		9,269	59,600	295,513
All Other Intangibles
Intangible Assets [Roll Forward]
Beginning balance			1,830	1,149
Additions			204	1,157
Measurement period adjustments				0
Dispositions			(40)	0
Transfer from IPR&D			0	0
Amortization			(959)	(418)
Impact of foreign exchange			270	(58)
Impairments			0	0
Ending balance	$ 1,305		$ 1,305	$ 1,830	$ 1,149